Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Organization and Basis of Presentation
Note 1 - Organization and Basis of Presentation

Organization and Business

Hawkeye Systems, Inc., a Nevada corporation incorporated on May 15, 2018, is a technology company developing optical imaging products for military and law enforcement markets to assist with intelligence, surveillance and reconnaissance (“ISR”). Other potential markets include commercial entertainment and outdoor sportsmanship activities.

Organization and Business

Hawkeye Systems, Inc., a Nevada corporation incorporated on May 15, 2018, is a technology company developing optical imaging products for military and law enforcement markets to assist with intelligence, surveillance and reconnaissance (“ISR”). Other potential markets include commercial entertainment and outdoor sportsmanship activities.